DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Debt Disclosure [Abstract]
DEBT

8. DEBT

Convertible debenture – Related party

As of September 30, 2022, the Company had a debenture loan of $73,000 (CAD$100,000) from the CEO of the Company outstanding. The debenture loan was secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, bore interest at a rate of 12% per annum and had a maturity date of December 20, 2022. The debenture was convertible at the holder’s option into units of the Company at $26.28 (CAD$36.00) per unit. Each unit would be comprised of one common share of the Company and one share purchase warrant; each warrant entitled the holder to acquire one additional common share for a period of three years at an exercise price of $35.04 (CAD$48.00).

During the year ended September 30, 2022, the Company repaid $34,709 of the loan (CAD$47,546). In November 2022, the Company repaid the remaining principal loan amount of $38,291 (CAD$52,454).

The Company recorded interest of $nil and $1,182 for the three and nine months ended June 30, 2023. The Company recorded interest of $2,597 and $6,285 for the three and nine months ended June 30, 2022.

Loan payable

In May 2020, the Company opened a Canada Emergency Business Account (“CEBA”) and received a loan of $28,640 (CAD$40,000) from the Canadian Government. The CEBA program was established to provide interest-free loans of up to CAD$60,000 to small businesses to help them cover operating costs during the COVID-19 pandemic. The loan was unsecured and non-interest bearing with a repayment deadline of December 31, 2023. During the year ended September 30, 2022, the Company repaid the loan balance of $23,600 (CAD$30,000) and recognized a gain of $7,800 (CAD$10,000) on the forgiven amount.

9. DEBT

Convertible debenture

As of September 30, 2022, the Company had a debenture loan of $73,000 (CAD$100,000) (September 30, 2021 - $78,500) from the CEO of the Company outstanding. The debenture loan is secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, bears interest at a rate of 12% per annum and has a maturity date of December 20, 2022. The debenture is convertible at the holder’s option into units of the Company at $26.28 (CAD$36.00) per unit. Each unit will be comprised of one common share of the Company and one share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of three years at an exercise price of $35.04 (CAD$48.00).

During the year ended September 30, 2022, the Company repaid $34,709 of the loan (CAD$47,546). Subsequent to September 30, 2022, the Company repaid the remaining principal loan amount of CAD$52,454.

During the years ended September 30, 2022 and September 30, 2021, the Company recorded interest of $9,360 and $13,506, respectively.

Loan payable

In May 2020, the Company opened a Canada Emergency Business Account (“CEBA”) and received a loan of $28,640 (CAD$40,000) from the Canadian Government. The CEBA program was established to provide interest-free loans of up to CAD$60,000 to small businesses to help them cover operating costs during the COVID-19 pandemic. The loan was unsecured and non-interest bearing with a repayment deadline of December 31, 2023. During the year ended September 30, 2022, the Company repaid the loan balance of $23,600 (CAD$30,000) and recognized a gain of $7,800 (CAD$10,000) on the forgiven amount.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021